FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Schedule of financial assets and liabilities denominated in foreign currencies

	2022	2021
	In equivalent millions of Argentine pesos
Assets	46,872	38,898
Liabilities	(443,099)	(455,787)
Liabilities Net	(396,227)	(416,889)

Schedule of theoretical exposure to credit risk

	Cash and cash		Trade	Other
Date due	equivalents	Investments	receivables, net	receivables, net	Total
Total due	—	—	23,546	52	23,598
Total not due	40,052	8,373	14,188	4,510	67,123
Total as of December 31, 2022	40,052	8,373	37,734	4,562	90,721

Schedule of breakdown of financial liabilities into relevant maturity groups

	Trade	Financial	Leases	Other
Maturity Date	payables	Debt	liabilities	Liabilities	Total
Due	5,412	—	—	—	5,412
January 2023 thru December 2023	83,852	143,026	9,975	984	237,837
January 2024 thru December 2024	240	115,436	6,341	173	122,190
January 2025 thru December 2025	66	130,074	5,897	173	136,210
January 2026 and thereafter	14	164,477	9,523	173	174,187
	89,584	553,013	31,736	1,503	675,836

Schedule of working capital breakdown and its main variations

	2022	2021	Variation
Trade receivables	37,616	43,934	(6,318)
Other receivables	17,005	13,501	3,504
Inventories	6,448	6,068	380
Current liabilities (not considering financial debt)	(153,950)	(196,184)	42,234
Operative working capital	(92,881)	(132,681)	39,800
Over revenues	12.7%	16%

Cash and cash equivalents	40,052	38,665	1,387
Other receivables	2,532	3,730	(1,198)
Investments	8,373	21,010	(12,637)
Current financial debt	(134,361)	(126,360)	(8,001)
Net Current financial (liability) asset	(83,404)	(62,955)	(20,449)

Assets classified as held for sale	954	—	954

Negative operating working capital (current assets - current liabilities)	(175,331)	(195,636)	20,305
Liquidity rate	0.39	0.39	—